Fair Value Measurements - Additional Information (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Public investment vehicle value	$ 1
Culp, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Number of shares held	207,640	196,376
Cost basis of common stock	$ 1,970,986	$ 1,253,261